Acquisition of Biostrand - Summary of Allocated Purchase Price (Detail) - BioStrand B.V. [Member] $ in Thousands	Apr. 13, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 4,985
Common shares of the Company	29,126
Fair value of consideration	34,111
Cash	36
Amounts receivable	80
Unbilled revenue	8
Equipment and right-of-use assets	247
Intellectual property (not deductible for tax purposes)	28,459
Proprietary processes (not deductible for tax purposes)	391
Goodwill (not deductible for tax purposes)	12,658
Accounts payable and accrued liabilities assumed	(342)
Deferred revenue	9
Leases	(223)
Deferred income tax liability	(7,212)
Total net assets acquired and liabilities assumed	$ 34,111